CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash	$ 5,007,449	$ 1,702,279
Accounts receivable, net	915,618	518,191
Contract receivable, net current	4,448,946	1,639,213
Advance to suppliers	94,648	836,766
Deferred initial public offering costs	0	649,451
Due from a related party	1,439,080	0
Inventory, net	196,326	0
Prepaid expenses and other current assets	223,387	339,260
TOTAL CURRENT ASSETS	12,325,454	5,685,160
Property and equipment, net	49,148	77,782
Operating lease right-of-use lease assets, net	136,695	18,372
Contract receivable, net, non current	262,617	1,071,826
TOTAL NON-CURRENT ASSETS	448,460	1,167,980
TOTAL ASSETS	12,773,914	6,853,140
CURRENT LIABILITIES
Accounts payable	125,223	51,071
Deferred revenue	154,927	562,056
Taxes payable	633,651	404,453
Due to related parties	0	461,633
Operating lease liabilities, current	90,253	10,326
Accrued expenses and other current liabilities	105,829	178,276
TOTAL CURRENT LIABILITIES	1,109,883	1,667,815
Operating lease liabilities, non-current	23,102	5,350
TOTAL LIABILITIES	1,132,985	1,673,165
SHAREHOLDERS' EQUITY
Ordinary shares $0.001 par value, 50,000,000 shares authorized, 6,333,333 and 5,000,000 shares issued and outstanding at December 31, 2020 and 2019, respectively	6,333	5,000
Additional paid in capital	9,358,487	4,579,116
Statutory reserve	551,146	379,952
Retained earnings	1,565,817	528,315
Accumulated other comprehensive income (loss)	159,146	(312,408)
Total shareholders' equity	11,640,929	5,179,975
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 12,773,914	$ 6,853,140